Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	102,665,126	8,547,190
Common stock, shares outstanding	102,665,126	8,547,190